Inventory, net (Details 3) - Minera Yanacocha SRL and subsidiary [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of inventory net [Line Items]
Opening balance	$ 7,076	$ 5,272	$ 5,881
Provision for impairment of materials and supplies	1,887	2,896	3,104
Reversal of provision for impairment of materials and supplies	(1,448)	(1,092)	(3,713)
Ending balance	$ 7,515	$ 7,076	$ 5,272